Commitments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 15, 2016
Disclosure Of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 40,750	$ 86,963	$ 23,900
Falling due within 1 year [member]
Disclosure Of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	32,180	67,752	12,878
Falling due within 1 - 3 years [member]
Disclosure Of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	5,777	14,031	8,257
Falling due within 3 - 5 years [member]
Disclosure Of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,793	5,066	2,456
Falling due over 5 years [member]
Disclosure Of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 0	$ 114	$ 309